CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 5.1%
AT&T, Inc.	24,000	$ 590,400
Verizon Communications, Inc.	7,500	389,700
ViacomCBS, Inc. - Class B (a)	19,500	588,510
		1,568,610
Consumer Discretionary - 5.2%
Genuine Parts Company (a)	5,500	771,100
Kohl's Corporation (a)	4,500	222,255
Tapestry, Inc.	15,000	609,000
		1,602,355
Consumer Staples - 11.2%
Archer-Daniels-Midland Company (a)	6,000	405,540
J.M. Smucker Company (The)	2,700	366,714
Kellogg Company	10,500	676,410
Kimberly-Clark Corporation	3,500	500,220
Mondelēz International, Inc. - Class A	5,000	331,550
Philip Morris International, Inc.	5,300	503,500
Tyson Foods, Inc. - Class A (a)	7,600	662,416
		3,446,350
Energy - 7.0%
Chevron Corporation	4,800	563,280
ConocoPhillips (a)	9,000	649,620
Exxon Mobil Corporation	8,000	489,520
Royal Dutch Shell plc - Class B - ADR	10,000	433,500
		2,135,920
Financials - 21.6%
Bank of New York Mellon Corporation (The)	6,000	348,480
First Horizon Corporation	24,500	400,085
JPMorgan Chase & Company	5,500	870,925
KeyCorp	30,200	698,526
Lincoln National Corporation	8,500	580,210
MetLife, Inc.	9,000	562,410
People's United Financial, Inc.	25,000	445,500
Prudential Financial, Inc.	6,000	649,440
Truist Financial Corporation	11,000	644,050
U.S. Bancorp	14,200	797,614
Wells Fargo & Company	13,500	647,730
		6,644,970
Health Care - 14.1%
Bristol-Myers Squibb Company	7,800	486,330
CVS Health Corporation (a)	9,000	928,440
Johnson & Johnson (a)	4,100	701,387

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 14.1% (Continued)
Medtronic plc	2,000	$ 206,900
Merck & Company, Inc. (a)	9,400	720,416
Organon & Company	9,500	289,275
Pfizer, Inc. (a)	17,000	1,003,850
		4,336,598
Industrials - 5.5%
Emerson Electric Company (a)	3,500	325,395
Lockheed Martin Corporation	800	284,328
Raytheon Technologies Corporation (a)	9,200	791,752
Stanley Black & Decker, Inc.	1,500	282,930
		1,684,405
Materials - 3.9%
Compass Minerals International, Inc. (a)	4,000	204,320
Dow, Inc.	10,600	601,232
Nucor Corporation (a)	3,500	399,525
		1,205,077
Real Estate - 3.1%
Simon Property Group, Inc. (a)	3,800	607,126
Ventas, Inc.	6,900	352,728
		959,854
Technology - 15.5%
Amdocs Ltd.	4,000	299,360
Broadcom, Inc.	1,800	1,197,738
Cisco Systems, Inc. (a)	15,000	950,550
Fidelity National Information Services, Inc.	2,500	272,875
HP, Inc. (a)	20,500	772,235
Intel Corporation	9,000	463,500
International Business Machines Corporation	6,000	801,960
Kyndryl Holdings, Inc. (b)	1,100	19,910
		4,778,128
Utilities - 5.5%
Atmos Energy Corporation	4,500	471,465
Duke Energy Corporation (a)	6,300	660,870
National Fuel Gas Company	5,500	351,670
PPL Corporation	7,300	219,438
		1,703,443

Total Common Stocks (Cost $21,108,636)		$ 30,065,710

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $935,778)	935,778	$ 935,778

Total Investments at Value - 100.8% (Cost $22,044,414)		$ 31,001,488

Liabilities in Excess of Other Assets - (0.8%)		(236,603)

Net Assets - 100.0%		$ 30,764,885

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2021.

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2021 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Archer-Daniels-Midland Company	60	$ 405,540	$ 67 .50	03/21/22	$ 15,000
Cisco Systems, Inc.	50	316,850	57 .50	01/24/22	30,550
Compass Minerals International, Inc.	16	81,728	85 .00	03/21/22	640
ConocoPhillips	45	324,810	82 .50	03/21/22	4,500
CVS Health Corporation	25	257,900	105 .00	05/23/22	12,625
Duke Energy Corporation	40	419,600	105 .00	04/18/22	12,000
Emerson Electric Company	35	325,395	110 .00	03/21/22	525
Genuine Parts Company	30	420,600	145 .00	05/23/22	19,800
HP, Inc.	100	376,700	40 .00	05/23/22	21,600
Johnson & Johnson	12	205,284	180 .00	01/24/22	240
Kohl's Corporation	45	222,255	75 .00	06/20/22	6,255
Merck & Company, Inc.	40	306,560	95 .00	04/18/22	1,160
Nucor Corporation	35	399,525	120 .00	01/24/22	6,300
Pfizer, Inc.	80	472,400	47 .00	03/21/22	99,600
Raytheon Technologies Corporation	45	387,270	95 .00	02/22/22	1,350
Simon Property Group, Inc.	15	239,655	145 .00	01/24/22	23,550
Tyson Foods, Inc. - Class A	30	261,480	90 .00	06/20/22	12,300
ViacomCBS, Inc. - Class B	85	256,530	55 .00	01/24/22	170
Total Covered Written Call Options (Premiums received $222,687)		$ 5,680,082			$ 268,165

The average monthly notional value of written option contracts during the nine months ended December 31, 2021 was $5,178,813.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 76.9%	Shares	Value
Communications - 1.6%
Lumen Technologies, Inc.	12,000	$ 150,600
ViacomCBS, Inc. - Class B	13,000	392,340
		542,940
Consumer Discretionary - 5.1%
Carnival Corporation (a)	5,000	100,600
Ford Motor Company	23,000	477,710
Kohl's Corporation	5,000	246,950
Tapestry, Inc.	17,000	690,200
TJX Companies, Inc. (The)	3,500	265,720
		1,781,180
Consumer Staples - 7.3%
Archer-Daniels-Midland Company	4,500	304,155
Dollar Tree, Inc. (a)	2,700	379,404
Kellogg Company	7,000	450,940
Philip Morris International, Inc.	3,000	285,000
Target Corporation	1,500	347,160
Tyson Foods, Inc. - Class A	4,000	348,640
Walmart, Inc.	2,800	405,132
		2,520,431
Energy - 6.0%
Chevron Corporation	3,600	422,460
ConocoPhillips	8,000	577,440
Devon Energy Corporation	13,000	572,650
Royal Dutch Shell plc - Class B - ADR	12,000	520,200
		2,092,750
Financials - 17.4%
Bank of America Corporation	27,000	1,201,230
Bank of New York Mellon Corporation (The)	6,000	348,480
Capital One Financial Corporation	4,700	681,923
JPMorgan Chase & Company	8,100	1,282,635
KeyCorp	16,320	377,482
Lincoln National Corporation	8,000	546,080
MetLife, Inc.	9,000	562,410
Travelers Companies, Inc. (The)	3,300	516,219
Wells Fargo & Company	11,000	527,780
		6,044,239
Health Care - 9.1%
Bristol-Myers Squibb Company	6,300	392,805
CVS Health Corporation	6,000	618,960
Johnson & Johnson	3,200	547,424
Merck & Company, Inc.	6,300	482,832

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.9% (Continued)	Shares	Value
Health Care - 9.1% (Continued)
Organon & Company	13,800	$ 420,210
Pfizer, Inc.	12,000	708,600
		3,170,831
Industrials - 6.4%
Eaton Corporation plc	4,000	691,280
FedEx Corporation	2,200	569,008
Quanta Services, Inc.	2,000	229,320
Raytheon Technologies Corporation	3,600	309,816
Trane Technologies plc	2,100	424,263
		2,223,687
Materials - 4.2%
Compass Minerals International, Inc.	5,000	255,400
Freeport-McMoRan, Inc.	8,000	333,840
Mosaic Company (The)	10,000	392,900
Nucor Corporation	4,100	468,015
		1,450,155
Technology - 17.8%
Apple, Inc.	6,000	1,065,420
Broadcom, Inc.	1,600	1,064,656
Cisco Systems, Inc. (b)	14,000	887,180
HP, Inc. (b)	21,000	791,070
Intel Corporation	8,500	437,750
International Business Machines Corporation	4,200	561,372
Kyndryl Holdings, Inc. (a)	14,000	253,400
Microsoft Corporation	3,000	1,008,960
Western Union Company (The)	7,000	124,880
		6,194,688
Utilities - 2.0%
Atmos Energy Corporation	4,000	419,080
PPL Corporation	9,000	270,540
		689,620

Total Common Stocks (Cost $12,404,036)		$ 26,710,521

CORPORATE BONDS - 7.4%	Par Value	Value
Energy - 1.5%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	$ 500,000	$ 504,296

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 7.4% (Continued)	Par Value	Value
Financials - 4.4%
American Express Company, 3.40%, due 02/27/2023	$ 500,000	$ 514,468
UNUM Group, 4.00%, due 03/15/2024	500,000	527,964
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	502,855
		1,545,287
Industrials - 1.5%
Norfolk Sothern Corporation, 3.85%, due 01/15/2024	500,000	523,906

Total Corporate Bonds (Cost $2,541,014)		$ 2,573,489

U.S. TREASURY OBLIGATIONS - 1.5%	Par Value	Value
U.S. Treasury Notes - 1.5%
2.125%, due 05/15/2022 (Cost $505,547)	$ 500,000	$ 503,613

MONEY MARKET FUNDS - 14.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	3,118,636	$ 3,118,636
First American Government Obligations Fund - Class Z, 0.02% (c)	1,814,525	1,814,525
Total Money Market Funds (Cost $4,933,161)		$ 4,933,161

Total Investments at Value - 100.0% (Cost $20,383,758)		$ 34,720,784

Other Assets in Excess of Liabilities - 0.0% (d)		2,909

Net Assets - 100.0%		$ 34,723,693

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	The rate shown is the 7-day effective yield as of December 31, 2021.
(d)	Percentage rounds to less than 0.1%.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2021 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Cisco Systems, Inc.	30	$ 190,110	$ 57 .50	01/24/22	$ 18,330
HP, Inc.	100	376,700	40 .00	05/23/22	21,600
Total Covered Written Call Options (Premiums received $20,355)		$ 566,810			$ 39,930

The average monthly notional value of written option contracts during the nine months ended December 31, 2021 was $713,481.